Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts payable non-trade	$ 195	$ 264	$ 257
Accrued compensation and benefits	93	100	95
Income taxes	95	154	74
Allowance for sales returns	69	92	85
Deferred revenue	67	85	88
Accrued interest	67	50	36
Liability for consigned goods sold	57	56	69
Sales and other taxes	40	62	41
Other	71	92	72
Accrued liabilities	$ 754	$ 955	$ 817